UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2010

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  May 17, 2010

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	59

Form 13F Information Table Value Total:	$6,046,861,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   216641  2592325 SH       Sole                  2219250            373075
Alleghany Corp                 COM              017175100    72229   248379 SH       Sole                   205222             43157
Altera Corporation             COM              021441100   251178 10336534 SH       Sole                  8976644           1359890
American Express               COM              025816109    58753  1423980 SH       Sole                  1137478            286502
Apache Corp                    COM              037411105   137308  1352789 SH       Sole                  1154706            198083
Ascent Media Corporation Cl A  COM              043632108     3462   127047 SH       Sole                   118170              8877
Berkley W R Corp               COM              084423102   152441  5842885 SH       Sole                  5032790            810095
Berkshire Hathaway Class B     COM              084670702     1044    12850 SH       Sole                    12850
Boeing Co                      COM              097023105      399     5500 SH       Sole                     5500
Borg Warner Inc                COM              099724106     1222    32000 SH       Sole                    32000
CVS Corp                       COM              126650100      219     6000 SH       Sole                     6000
Chubb Corp                     COM              171232101      311     6000 SH       Sole                     6000
Cimarex Energy Co              COM              171798101     9271   156125 SH       Sole                   156125
Coca Cola Co                   COM              191216100   312892  5688938 SH       Sole                  4963153            725785
Comcast Corp Cl A              COM              20030N101     3488   185261 SH       Sole                   168588             16673
Comcast Corp Special Cl A      COM              20030N200   342737 19072755 SH       Sole                 16549832           2522923
Costco Wholesale Corp          COM              22160K105      606    10150 SH       Sole                    10150
DigitalGlobe Incorporated      COM              25389m877    11004   393700 SH       Sole                   184200            209500
DirecTV                        COM              25490a101   192854  5704057 SH       Sole                  4900102            803955
Discovery Communications Cl A  COM              25470f104    13497   399444 SH       Sole                   358112             41332
Discovery Communications Cl C  COM              25470f302    73427  2496682 SH       Sole                  2215698            280984
Dish Network Corp              COM              25470m109      312    15000 SH       Sole                    15000
Dresser-Rand Group Inc         COM              261608103    64785  2061892 SH       Sole                  1788192            273700
EOG Resources Inc              COM              26875P101      214     2300 SH       Sole                     2300
Ecolab Inc                     COM              278865100   250745  5705229 SH       Sole                  4860304            844925
Education Management Corp      COM              28140M103    25486  1163750 SH       Sole                  1042450            121300
Electronic Arts                COM              285512109      250    13400 SH       Sole                    13400
Fidelity National Information  COM              31620m106    64753  2762495 SH       Sole                  2381681            380814
General Electric Company       COM              369604103      339    18600 SH       Sole                    18600
IShares Russell 1000 Value     COM              464287598    53696   879260 SH       Sole                                     879260
Kraft Foods Inc                COM              50075n104   127914  4229946 SH       Sole                  3658446            571500
L-3 Communications Holdings In COM              502424104   145425  1587091 SH       Sole                  1382551            204540
Liberty Global Inc A           COM              530555101    55482  1902665 SH       Sole                  1594348            308317
Liberty Global Inc Ser C       COM              530555309   290048 10039723 SH       Sole                  8652497           1387226
Liberty Media Corp Interactive COM              53071M104    52486  3430455 SH       Sole                  3093376            337079
Liberty Media-Starz Series A   COM              53071m708    33344   609907 SH       Sole                   526147             83760
McDonald's Corp                COM              580135101    65551   982485 SH       Sole                   854910            127575
Microsoft Corp                 COM              594918104   327023 11165972 SH       Sole                  9683694           1482278
Millipore Corp                 COM              601073109    84854   803544 SH       Sole                   752374             51170
Monsanto Co                    COM              61166W101      229     3200 SH       Sole                     3200
National Instruments Corp      COM              636518102    84697  2539655 SH       Sole                  2335467            204188
Nestle S A Rep RG SH ADR       COM              641069406   115076  2243014 SH       Sole                  1905943            337071
Newfield Exploration Co        COM              651290108   204887  3936354 SH       Sole                  3398866            537488
News Corp Ltd Class A          COM              65248E104   203935 14152349 SH       Sole                 12124040           2028309
Noble Energy Inc               COM              655044105   153107  2097358 SH       Sole                  1770159            327199
Praxair Inc                    COM              74005P104   275189  3315534 SH       Sole                  2854791            460743
Progressive Corp               COM              743315103   124488  6521113 SH       Sole                  5674763            846350
SLM Corp                       COM              78442p106      722    57700 SH       Sole                    57700
Schlumberger Limited           COM              806857108      694    10941 SH       Sole                    10941
Teva Pharmaceutical ADR        COM              881624209   112672  1786171 SH       Sole                  1431471            354700
Thermo Fisher Scientific Inc   COM              883556102   127390  2476485 SH       Sole                  2146760            329725
UnitedHealth Group Inc         COM              91324P102   263862  8076573 SH       Sole                  6897743           1178830
Verisk Analytics Inc Cl A      COM              92345Y106     6579   233300 SH       Sole                   211700             21600
Vodafone Group PLC (ADR)       COM              92857w209    18648   800000 SH       Sole                   738000             62000
Wal-Mart Stores Inc            COM              931142103   313592  5640140 SH       Sole                  4819335            820805
Waste Management Inc           COM              94106L109   270237  7848880 SH       Sole                  6794724           1054156
White Mountains Insurance Grou COM              g9618e107      339      955 SH       Sole                      955
Willis Group Holdings PLC      COM              g96666105   203885  6515978 SH       Sole                  5670363            845615
Yahoo! Inc                     COM              984332106    68942  4170725 SH       Sole                  3726043            444682